Shareholders' Deficit - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended						12 Months Ended				12 Months Ended			12 Months Ended							12 Months Ended
	Nov. 30, 2012	May 31, 2013	Nov. 30, 2011	Nov. 30, 2012 Redeemable common stock and unvested restricted shares [Member]	Nov. 30, 2012 Retirement savings plan contributions [Member]	Nov. 30, 2012 Employee Stock Option [Member]	Nov. 30, 2011 Employee Stock Option [Member]	Nov. 30, 2010 Employee Stock Option [Member]	Nov. 30, 2012 Employee Stock Option [Member] 1999 Plan [Member]	Nov. 30, 2012 Employee Stock Option [Member] 2009 Plan [Member]	Nov. 30, 2012 Stock appreciation rights [Member]	Nov. 30, 2011 Stock appreciation rights [Member]	Nov. 30, 2010 Stock appreciation rights [Member]	Nov. 30, 2012 Stock appreciation rights [Member] 1999 Plan [Member]	Nov. 30, 2012 Stock appreciation rights [Member] 1999 Plan [Member] Employees [Member]	Nov. 30, 2012 Stock appreciation rights [Member] 1999 Plan [Member] Director [Member]	Nov. 30, 2012 Stock appreciation rights [Member] 2009 Plan [Member]	Nov. 30, 2012 Stock appreciation rights [Member] 2009 Plan [Member] Employees [Member]	Nov. 30, 2012 Stock appreciation rights [Member] 2009 Plan [Member] Director [Member]	Nov. 30, 2012 Restricted shares, service based [Member]	Nov. 30, 2011 Restricted shares, service based [Member]	Nov. 30, 2010 Restricted shares, service based [Member]	Nov. 30, 2012 Restricted shares, service based [Member] 1999 Plan [Member]	Nov. 30, 2012 Restricted shares, service based [Member] 2009 Plan [Member]	Nov. 30, 2012 Performance-based restricted stock [Member]	Nov. 30, 2011 Performance-based restricted stock [Member]	Nov. 30, 2010 Performance-based restricted stock [Member]	Nov. 30, 2012 Performance-based restricted stock [Member] 1999 Plan [Member]	Nov. 30, 2012 Performance-based restricted stock [Member] 2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preference stock, shares authorized	15,000,000	15,000,000	15,000,000
Preference stock, share issued	0	0	0
Preference stock, share outstanding	0	0	0
Common stock Shares authorized	150,000,000	150,000,000	150,000,000
Common stock par value	$ 0.10	$ 0.10	$ 0.10
Common stock Shares issued	58,900,000	59,300,000	58,400,000	60,500,000
Common stock shares outstanding	58,900,000	59,300,000	58,400,000	60,500,000
No of shares reserved for future issuance	33,300,000
Exercise stock options contractual life					7 years	10 years
Stock outstanding						849,000	1,234,000		849,366	849,366				1,528,823
Stock outstanding																	1,528,823
Award vesting period															10 years	10 years		7 years	7 years
Weighted-average grant date fair value of stock options											$ 5.76	$ 3.50	$ 3.15
Unrecognized compensation cost related to stock options											$ 0.5
Recognition period for compensation Cost						9 months					15 months									24 months					18 months
Restricted stock outstanding																				638,000	473,000		637,690	637,690	630,000	428,000		630,022	630,022
Unrecognized compensation cost related to restricted stock						0.1														2.1					1.6
Intrinsic value of restricted stock outstanding																				5.9					5.8
Intrinsic value of restricted stock which is expected to vest																				$ 5.8					$ 4.5
Weighted average grant date fair value of restricted stock						$ 3.46	$ 3.54	$ 3.11												$ 7.05	$ 5.91	$ 5.89			$ 6.87	$ 6.01	$ 4.91
Percentage of additional restricted stock grant																									25.00%
Expected Volatility, Minimum	38.00%
Expected Volatility, Maximum	67.00%
Risk-free interest rate, Minimum	0.21%
Risk-free interest rate, Maximum	1.12%